Exhibit 99.1

Semi-Annual Servicer’s Certificate
Appalachian Power Company, as Servicer
Appalachian Consumer Rate Relief Funding LLC

Pursuant to Section 4.01(c)(ii) of the CRR Property Servicing Agreement dated as of November 15, 2013 (the
"Servicing Agreement") between, APPALACHIAN POWER COMPANY, as Servicer and APPALACHIAN CONSUMER
RATE RELIEF FUNDING LLC, the servicer does hereby certify, for the FEBRUARY 01, 2024 Payment Date (the "current
Payment Date"), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Indenture (as defined in the
Servicing Agreement). References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement of the Indenture, as the context indicates.

	Collection Periods:	August 2023	to	January 2024
	Payment Date:		2/1/24
1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the 08/23 collection period (1)		2,900,556.41

ii.	Remittances for the 09/23 collection period		2,740,138.48

iii.	Remittances for the 10/23 collection period		2,607,235.65

iv.	Remittances for the 11/23 collection period		2,509,396.74

v.	Remittances for the 12/23 collection period		2,593,584.39

vi.	Remittances for the 01/24 collection period (2)		3,180,262.47

vii.	Investment Earnings on Collection Account

viii.	Investment Earnings on Capital Subaccount		38,333.80

ix.	Investment Earnings on Excess Funds Subaccount		2.30

x.	Investment Earnings on General Subaccount		208,617.63

xi.	General Subaccount Balance (sum of i through x above)		16,778,127.87

xii.	Excess Funds Subaccount Balance as of Prior Payment Date		0.00

xiii.	Capital Subaccount Balance as of Prior Payment Date		1,396,677.00

xiv.	Collection Account Balance (sum of xi through xiii above)		18,174,804.87

2. Outstanding Amounts as of Prior Payment Date:

Tranche
i.	Tranche A-1 Outstanding Amount		0.00
ii.	Tranche A-2 Outstanding Amount		147,717,359.00
iii.	Aggregate Outstanding Amount of all Tranches		147,717,359.00

(1)			Includes amounts calculated for the Reconciliation Period for the prior Collection Period, which was settled in August 2023

(2)			Does not include the reconciliation amounts calculated for the Reconciliation Period for such Collection Period, which will be settled in the month following such Collection Period

	Exhibit B		Page 1 of 4

3. Required Funding/Payments as of Current Payment Date:

Tranche

i.		Tranche A-1					0.00
ii.		Tranche A-2					13,402,845.00
iii.		For all Tranches					13,402,845.00

		Interest Tranche		Interest Rate	Days in interest Period(1)	Principal Balance	Interest Due
iv.		Tranche A-1		2.0076%	180	0.00	0.00
v.		Tranche A-2		3.7722%	180	147,717,359.00	2,786,097.11
vi.		For all Tranches					2,786,097.11

						Required Level	Funding Required
vii.		Capital Subaccount				1,901,500.00	504,823.00

						1,901,500.00	504,823.00

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i.		Trustee Fees and Expenses, Indemnity Amounts(2)					0.00

ii.		Servicing Fee					95,075.00

iii.		Administration Fee					50,000.00

iv.		Operating Expenses					33,642.00

v.		Semi-Annual Interest (including any past-due for prior periods)					2,786,097.11

			Per $1000 of Original
	Interest Tranche	Aggregate	Principal Amount
1.	Tranche A-1 Interest Payment	0.00	$0.00
2.	Tranche A-2 Interest Payment	2,786,097.11	$16.94
		2,786,097.11

vi.				Principal Due and Payable as a Result of Event of Default or on Final Maturity Date		0.00

			Per $1000 of Original
1.	Tranche A-1 Principal Payment	0.00	$0.00
2.	Tranche A-2 Principal Payment	0.00	$0.00
		0.00

Notes:
(1) On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

(2) Subject to $100,000 cap.

				Exhibit B		Page 2 of 4

vii.		Semi-Annual Principal	13,402,845.00

			Per $1000 of Original
	Interest Tranche	Aggregate	Principal Amount
1.	Tranche A-1 Principal Payment	0.00	$0.00
2.	Tranche A-2 Principal Payment	13,402,845.00	$81.48
		13,402,845.00

viii.	Other Unpaid Operating Expenses		0.00

ix.	Funding of Capital Subaccount		1,807,145.76

x.	Permitted Return to APCo		0.00

xi.	Deposit to Excess Funds Subaccount		0.00

xii.	Released to Issuer upon Retirement of all Consumer Rate Relief Bonds		0.00

xiii.	Aggregate Remittances as of Current Payment Date		18,174,804.87

5. Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

Tranche
i.		Tranche A-1 Outstanding Amount	0.00
ii.		Tranche A-2 Outstanding Amount	134,314,514.00
iii.		Aggregate Outstanding Amount of all Tranches	134,314,514.00

iv.		Excess Funds Subaccount Balance	0.00

v.		Capital Subaccount Balance	1,807,145.76

vi.		Aggregate Collection Account Balance	1,807,145.76

6. Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

i.		Excess Funds Subaccount	2.30

ii.		Capital Subaccount	1,435,010.80

iii.		Total Withdrawals	1,435,013.10

7. Shortfalls In Interest and Principal Payments as of Current Payment Date:			0.00

i. Semi-annual Interest

1.		Tranche A-1 Interest Payment	0.00
2.		Tranche A-2 Interest Payment	0.00
			0.00

ii. Semi-annual Principal

1.		Tranche A-1 Principal Payment	0.00
2.		Tranche A-2 Principal Payment	0.00
			0.00

		Exhibit B	Page 3 of 4

8. Shortfalls in payment of permitted return as of Current Payment Date:

i.	Permitted Return		55,618.86

9. Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount		94,354.24

IN WITNESS HEREOF, the undersigned has duly executed and

Servicer’s Certificate this 31st day of January, 2024.

			APPALACHIAN POWER COMPANY
			as Servicer
		By:

			/s/ Renee V. Hawkins
			Name:	Renee V Hawkins
			Title:	Assistant Treasurer

		Exhibit B	Page 4 of 4